Note 24 - Financial Instruments - Changes in Fair Value of DPP (Details) - Deferred Purchase Price on AR Facility [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance, January 1	$ 92,278	$ 238,835
Additions to DPP	139,065	143,579
Collections on DPP	(124,313)	(288,004)
Fair value adjustment	129	(78)
Foreign exchange and other	584	(2,054)
Balance, December 31	$ 107,743	$ 92,278